Consolidated Statements of Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid In Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive (Loss)/Income	Total Skycorp Solar Group Ltd Shareholders’ Equity	Non-controlling Interests	Class A	Total
Balance at Sep. 30, 2022	$ 2,500		$ 2,032,655		$ 12,704,802	$ (141,031)	$ 14,598,926	$ 1,092,060		$ 15,690,986
Balance (in Shares) at Sep. 30, 2022	25,000,000
Net (loss) income					1,099,661		1,099,661	708,067		1,807,728
Foreign currency translation adjustments						(410,838)	(410,838)	(53,736)		(464,574)
Balance at Sep. 30, 2023	$ 2,500		2,032,655		13,804,463	(551,869)	15,287,749	1,746,391		17,034,140
Balance (in Shares) at Sep. 30, 2023	25,000,000
Net (loss) income					470,987		470,987	694,832		1,165,819
Foreign currency translation adjustments						660,951	660,951	42,236		703,187
Dividends								(138,806)		(138,806)
Balance at Sep. 30, 2024	$ 2,500		2,032,655		14,275,450	109,082	16,419,687	2,344,653		18,764,340
Balance (in Shares) at Sep. 30, 2024	25,000,000
Net (loss) income					(2,695,965)		(2,695,965)	484,319		(2,211,646)
Foreign currency translation adjustments						(239,619)	(239,619)	3,553		(236,066)
Dividends								(279,220)		(279,220)
Appropriation of statutory reserve				138,408	(138,408)
Acquisition of subsidiaries					(31,458)		(31,458)	(16,939)		(48,397)
Issuance of new shares	$ 200	$ 1,302	7,999,800				8,001,302			8,001,302
Number of shares issued	2,000,000	13,025,000							27,000,000
Repurchase of shares	$ (1,302)						(1,302)			(1,302)
Repurchase of shares (in Shares)	(13,025,000)
Offering Cost incurred Of initial public offering			(1,567,720)				(1,567,720)			(1,567,720)
Capital Contribution by non - controlling interest								55,819		55,819
Balance at Sep. 30, 2025	$ 1,398	$ 1,302	$ 8,464,735	$ 138,408	$ 11,409,619	$ (130,537)	$ 19,884,925	$ 2,592,185		$ 22,477,110
Balance (in Shares) at Sep. 30, 2025	13,975,000	13,025,000